ASSETS AND LIABILITIES HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2022
ASSETS AND LIABILITIES HELD FOR SALE
Schedule of assets and liabilities classified as held for sale

As of
June 30,
2022
US$
Current assets:
Cash and cash equivalents	3,813
Accounts receivable	127
Prepayments and other current assets	4,390
Total current assets	8,330

Non-current assets:
Property and equipment, net	3,184
Long-term investments	451
Other current assets	4,267
Total non-current assets	7,902
Total assets held for sale	16,232

Current liabilities:
Accounts payable	254
Amounts due to related parties	376
Accrued payroll and welfare payable	716
Accrued expenses and other current liabilities	43
Income tax payable	418
Operating lease liabilities - current	606
Total current liabilities	2,413

Non-current liabilities:
Operating lease liabilities - non-current	102
Total non-current liabilities	102
Total liabilities held for sale	2,515